Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 2.8%
Cochlear Ltd.	323	$ 51,892
CSL Ltd.	532	95,954

		147,846

Belgium - 1.3%
KBC Group NV	905	68,061

Brazil - 2.5%
Itau Unibanco Holding SA, ADR	8,021	48,206
Klabin SA	9,417	45,803
Sao Martinho SA	5,893	41,711

		135,720

Canada - 3.8%
BCE, Inc.	2,520	108,853
Canadian Pacific Kansas City Ltd.	1,127	92,741

		201,594

China - 2.1%
BYD Co. Ltd., H Shares	2,500	88,346
Sungrow Power Supply Co. Ltd., A Shares	1,500	23,402

		111,748

Colombia - 0.6%
Interconexion Electrica SA ESP	7,640	33,455

Denmark - 3.4%
Coloplast AS, Class B	297	36,916
Novo Nordisk AS, Class B	509	82,027
Novozymes AS, B Shares	763	38,277
Orsted AS (A)	296	25,820

		183,040

France - 8.8%
Air Liquide SA	378	67,894
Cie de Saint-Gobain	628	42,451
Cie Generale des Etablissements Michelin SCA	2,025	66,283
Dassault Systemes SE	922	39,419
EssilorLuxottica SA	420	84,480
Kering SA	98	56,418
L’Oreal SA	236	109,813

		466,758

Germany - 6.4%
Infineon Technologies AG	2,457	108,059
Merck KGaA	417	73,267
SAP SE	606	82,887
Siemens AG	464	79,066

		343,279

Hong Kong - 6.2%
AIA Group Ltd.	9,800	97,260
China Water Affairs Group Ltd.	60,000	50,853
Hang Seng Bank Ltd.	5,200	79,145
Hong Kong Exchanges & Clearing Ltd.	2,400	100,260

		327,518

India - 2.0%
HDFC Bank Ltd., ADR	1,521	103,854

	Shares	Value
COMMON STOCKS (continued)
Indonesia - 1.7%
Bank Rakyat Indonesia Persero Tbk PT	245,500	$ 91,981

Ireland - 4.8%
Accenture PLC, Class A	237	74,975
Aptiv PLC (B)	446	48,832
Kerry Group PLC, Class A	888	88,224
Kingspan Group PLC	532	42,700

		254,731

Italy - 1.2%
Prysmian SpA	896	35,712
Terna - Rete Elettrica Nazionale	3,132	26,474

		62,186

Japan - 13.2%
Daifuku Co. Ltd.	4,100	87,467
FANUC Corp.	1,400	42,788
KDDI Corp.	2,500	73,578
Nidec Corp.	1,700	101,009
Omron Corp.	900	48,218
ORIX Corp.	4,800	92,144
Recruit Holdings Co. Ltd.	2,500	86,687
Sony Group Corp., ADR	1,232	115,315
Sysmex Corp.	800	54,124

		701,330

Mexico - 1.8%
Grupo Financiero Banorte SAB de CV, Class O	10,376	98,388

Netherlands - 1.7%
Koninklijke Ahold Delhaize NV	2,604	89,858

Norway - 1.3%
DNB Bank ASA	3,408	70,312

Peru - 1.1%
Credicorp Ltd.	378	59,365

Portugal - 1.6%
Jeronimo Martins SGPS SA	3,149	85,727

Republic of Korea - 1.4%
Samsung SDI Co. Ltd.	70	36,520
Shinhan Financial Group Co. Ltd.	1,479	40,669

		77,189

Singapore - 1.8%
Capitaland Investment Ltd.	36,900	94,349

Spain - 3.7%
Amadeus IT Group SA	756	54,212
EDP Renovaveis SA	1,117	21,333
Industria de Diseno Textil SA	3,114	119,184

		194,729

Sweden - 3.0%
Assa Abloy AB, B Shares	2,623	63,044
Atlas Copco AB, A Shares	4,066	57,824
Epiroc AB, Class A	1,912	38,162

		159,030

Switzerland - 7.8%
DSM-Firmenich AG	526	58,123
Kuehne & Nagel International AG	171	53,415

Transamerica Funds	Page 1

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Lonza Group AG	69	$ 39,973
Roche Holding AG	305	94,643
Sika AG	223	69,223
Straumann Holding AG	260	42,978
TE Connectivity Ltd.	387	55,531

		413,886

Taiwan - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,065	105,595

United Kingdom - 7.4%
Aviva PLC	12,340	61,509
Croda International PLC	805	60,849
Ferguson PLC	630	101,821
Greggs PLC	2,223	78,797
Halma PLC	1,404	40,289
National Grid PLC, ADR (C)	764	51,478

		394,743

United States - 1.8%
Linde PLC	182	71,102
ResMed, Inc.	1,179	26,641

		97,743

Total Common Stocks (Cost $4,909,068)		5,174,015

Total Investments (Cost $4,909,068)		5,174,015
Net Other Assets (Liabilities) - 2.8%		147,290

Net Assets - 100.0%		$ 5,321,305

Transamerica Funds	Page 2

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.8%	$659,981
Chemicals	7.1	365,468
Health Care Equipment & Supplies	5.7	297,031
Pharmaceuticals	4.8	249,937
Machinery	4.4	226,241
Semiconductors & Semiconductor Equipment	4.1	213,654
Electronic Equipment, Instruments & Components	3.5	180,558
Consumer Staples Distribution & Retail	3.4	175,585
Electrical Equipment	3.1	160,123
Insurance	3.1	158,769
Building Products	2.9	148,195
Hotels, Restaurants & Leisure	2.6	133,009
Food Products	2.5	129,935
Software	2.4	122,306
Specialty Retail	2.3	119,184
Household Durables	2.2	115,315
Automobile Components	2.2	115,115
Personal Care Products	2.1	109,813
Diversified Telecommunication Services	2.1	108,853
Trading Companies & Distributors	2.0	101,821
Capital Markets	1.9	100,260
Biotechnology	1.8	95,954
Real Estate Management & Development	1.8	94,349
Ground Transportation	1.8	92,741
Financial Services	1.8	92,144
Automobiles	1.7	88,346
Professional Services	1.7	86,687
Electric Utilities	1.7	85,749
Industrial Conglomerates	1.5	79,066
IT Services	1.4	74,975
Wireless Telecommunication Services	1.4	73,578
Textiles, Apparel & Luxury Goods	1.1	56,418
Marine Transportation	1.0	53,415
Multi-Utilities	1.0	51,478
Water Utilities	1.0	50,853
Containers & Packaging	0.9	45,803
Life Sciences Tools & Services	0.8	39,973
Independent Power & Renewable Electricity Producers	0.4	21,333

Investments	100.0	5,174,015

Total Investments	100.0%	$5,174,015

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,257,025	$3,916,990	$—	$5,174,015

Total Investments	$1,257,025	$3,916,990	$—	$5,174,015

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of the 144A security is $25,820, representing 0.5% of the Fund’s net assets.
(B)	Non-income producing security.

Transamerica Funds	Page 3

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of the security is on loan. The value of the security on loan is $50,939 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $51,975. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica International Sustainable Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Sustainable Equity (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Page 5